Fair value measurements - Schedule of fair value assets and liabilities measured on recurring basis (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Carrying amount | Recurring fair value measurements | Available-for-sale debt securities, noncurrent | Fair Value level 3
Fair value measurements
Assets, fair value	$ 129
Carrying amount | Recurring fair value measurements | Investment, current | Fair Value level 2
Fair value measurements
Assets, fair value	10,032
Carrying amount | Recurring fair value measurements | Crypto assets | Fair Value level 1
Fair value measurements
Assets, fair value	121	$ 96
Carrying amount | Nonrecurring fair value measurements | Fair Value level 3 | Accounts payable
Fair value measurements
Liabilities, fair value	19,207	13,496
Carrying amount | Nonrecurring fair value measurements | Fair Value level 3 | Notes payable
Fair value measurements
Liabilities, fair value	748	5,900
Carrying amount | Nonrecurring fair value measurements | Fair Value level 3 | Indebtedness to related parties, current
Fair value measurements
Liabilities, fair value	84	78
Carrying amount | Nonrecurring fair value measurements | Fair Value level 3 | Convertible note payable, current
Fair value measurements
Liabilities, fair value	10	9
Carrying amount | Nonrecurring fair value measurements | Fair Value level 3 | Bonds, mortgages and other long-term debt
Fair value measurements
Liabilities, fair value	1,047	102
Carrying amount | Nonrecurring fair value measurements | Fair Value level 3 | Indebtedness to related parties, noncurrent
Fair value measurements
Liabilities, fair value	1,324	1,387
Carrying amount | Nonrecurring fair value measurements | Accounts receivable, net of allowance for credit losses | Fair Value level 3
Fair value measurements
Assets, fair value	5,109	4,285
Carrying amount | Nonrecurring fair value measurements | Equity securities, at cost | Fair Value level 3
Fair value measurements
Assets, fair value	517	455
Fair value | Recurring fair value measurements | Available-for-sale debt securities, noncurrent | Fair Value level 3
Fair value measurements
Assets, fair value	129
Fair value | Recurring fair value measurements | Investment, current | Fair Value level 2
Fair value measurements
Assets, fair value	10,032
Fair value | Recurring fair value measurements | Crypto assets | Fair Value level 1
Fair value measurements
Assets, fair value	121	96
Fair value | Nonrecurring fair value measurements | Fair Value level 3 | Accounts payable
Fair value measurements
Liabilities, fair value	19,207	13,496
Fair value | Nonrecurring fair value measurements | Fair Value level 3 | Notes payable
Fair value measurements
Liabilities, fair value	748	5,900
Fair value | Nonrecurring fair value measurements | Fair Value level 3 | Indebtedness to related parties, current
Fair value measurements
Liabilities, fair value	84	78
Fair value | Nonrecurring fair value measurements | Fair Value level 3 | Convertible note payable, current
Fair value measurements
Liabilities, fair value	10	9
Fair value | Nonrecurring fair value measurements | Fair Value level 3 | Bonds, mortgages and other long-term debt
Fair value measurements
Liabilities, fair value	1,047	102
Fair value | Nonrecurring fair value measurements | Fair Value level 3 | Indebtedness to related parties, noncurrent
Fair value measurements
Liabilities, fair value	1,324	1,387
Fair value | Nonrecurring fair value measurements | Accounts receivable, net of allowance for credit losses | Fair Value level 3
Fair value measurements
Assets, fair value	5,109	4,285
Fair value | Nonrecurring fair value measurements | Equity securities, at cost | Fair Value level 3
Fair value measurements
Assets, fair value	$ 517	$ 455